CONVERTIBLE DEBT - Narratives (Details) $ / shares in Units, € in Thousands, $ in Thousands, $ in Thousands				4 Months Ended	12 Months Ended
	Sep. 05, 2022 EUR (€) Y Test Options shares	Sep. 05, 2022 USD ($) Y Test Options	Sep. 05, 2022 EUR (€) $ / shares shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€) Y	Dec. 31, 2022 EUR (€) $ / shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 CAD ($)	Sep. 05, 2022 USD ($) shares	Sep. 05, 2022 $ / shares
Disclosure of detailed information about borrowings [line items]
Proceeds from convertible debt, gross	€ 8,770		€ 8,770	€ 7,968	€ 7,968	€ 7,968
Face value				0	0	€ 0
Proceeds from convertible debt, net of costs					€ 8,053
Conversion price as a % of VWAP	87.50%		87.50%						87.50%
Number of shares issued on exercise of warrants | shares	979,048		979,048						979,048
Exercise price of warrants (in dollars per share) | $ / shares										$ 9.28
Length of time to exercise warrants	60 months	60 months
Number of call options | Options	20	20
Share price (CAD) | $ / shares			€ 6.188			€ 6.188
Expected dividend yield (%)	0.00%	0.00%			0.00%
Number of simulated trials | Test	10,000	10,000
Fair value of conversion options	€ 1,483		€ 1,483	1,320	€ 1,320	€ 1,320		$ 1,906	$ 1,935
Accretion expense				448	764
Gain on remeasurement of derivative liability				(13)	13
Convertible Debt
Disclosure of detailed information about borrowings [line items]
Proceeds from convertible debt, gross	7,287		7,287	6,648	6,648	6,648
Transaction and acquisition costs attributable to convertible debt	596
Accretion expense				448
Derivative Liability
Disclosure of detailed information about borrowings [line items]
Proceeds from convertible debt, gross	1,483		1,483	1,320	€ 1,320	€ 1,320
Transaction and acquisition costs attributable to convertible debt	€ 121
Gain on remeasurement of derivative liability				€ (13)
Minimum
Disclosure of detailed information about borrowings [line items]
Expected life of options (years) | Y	0.42	0.42			0.09
Expected share price volatility (%)	65.32%	65.32%			44.73%
Risk-free interest rate (%)	3.60%	3.60%			4.20%
Maximum
Disclosure of detailed information about borrowings [line items]
Expected life of options (years) | Y	2.00	2.00			1.68
Expected share price volatility (%)	75.54%	75.54%			56.45%
Risk-free interest rate (%)	3.70%	3.70%			4.60%
Convertible Debt
Disclosure of detailed information about borrowings [line items]
Proceeds from convertible debt, gross	€ 8,770		8,770						8,700
Face value	€ 10,081		€ 10,081						$ 10,000
Market cost of debt	7.50%		7.50%						7.50%
Maturity date (in months)	24 months	24 months
Proceeds from convertible debt, net of costs	€ 8,053	$ 7,989
Conversion price as a % of VWAP	87.50%		87.50%						87.50%
Lock-up period of shares issued upon conversion	120 days	120 days
Percentage of outstanding convertible debt that may be converted per month	5.00%		5.00%						5.00%
Maximum convertible debt to be converted per month	€ 1,000		€ 1,000
Partial conversion right	33.33%		33.33%						33.33%
Transaction and acquisition costs attributable to convertible debt	€ 717
Accretion expense					€ 448		€ 0
Gain on remeasurement of derivative liability					€ 13		€ 0
Convertible Debt | Present value
Disclosure of detailed information about borrowings [line items]
Proceeds from convertible debt, gross	€ 8,723		€ 8,723						$ 8,653
Convertible Debt | Maximum
Disclosure of detailed information about borrowings [line items]
Percentage of outstanding convertible debt that may be converted per month	5.00%		5.00%						5.00%
Maximum convertible debt to be converted per month | $									$ 1,000
Partial conversion right	33.33%		33.33%						33.33%